Warrants (Tables)	12 Months Ended
Dec. 31, 2024
Equity [Abstract]
Schedule of Warrants

	Number of Public Warrants	Number of Private Warrants	Number of WTI Warrants
Outstanding, October 2, 2024 (Successor) .................................	11,499,997	7,146,000	—
Exercised .......................................................................................	(259,309)	—	—
Issued ..............................................................................................	—	—	2
Outstanding, December 31, 2024 (Successor) ............................	11,240,688	7,146,000	2

				Successor
				December 31, 2024
	Number of Warrants	Exercise Price	Expiration Date	Balance
Private Warrants ..................................................	7,146,000	$11.50	10/2/2029	$16,793

				Successor
				December 31, 2024
	Number of Warrants	Exercise Price	Expiration Date	Balance
WTI Warrants .....................................................	2	varies	3/31/2025	$17,230